Leases (Scheduled Maturities of Lease Liabilities) (Detail) $ in Millions	Mar. 31, 2019 USD ($)
Maturity of Operating Lease Liabilities
Maturity of Lease Liabilities, Operating, 2019	$ 54
Maturity of Lease Liabilities, Operating, 2020	66
Maturity of Lease Liabilities, Operating, 2021	58
Maturity of Lease Liabilities, Operating, 2022	49
Maturity of Lease Liabilities, Operating, 2023	39
Maturity of Lease Liabilities, Operating, After 2023	532
Maturity of Lease Liabilities, Operating, Total undiscounted lease payments	798
Present value adjustment, Operating	(318)
Present value of lease liabilities, Operating	480
Maturity of Finance Lease Liabilities
Maturity of Lease Liabilities, Finance, 2019	14
Maturity of Lease Liabilities, Finance, 2020	16
Maturity of Lease Liabilities, Finance, 2021	14
Maturity of Lease Liabilities, Finance, 2022	12
Maturity of Lease Liabilities, Finance, 2023	9
Maturity of Lease Liabilities, Finance, After 2023	33
Maturity of Lease Liabilities, Finance, Total undiscounted lease payments	98
Present value adjustment, Finance	(18)
Present value of lease liabilities, Finance	80
Virginia Electric and Power Company
Maturity of Operating Lease Liabilities
Maturity of Lease Liabilities, Operating, 2019	30
Maturity of Lease Liabilities, Operating, 2020	36
Maturity of Lease Liabilities, Operating, 2021	31
Maturity of Lease Liabilities, Operating, 2022	24
Maturity of Lease Liabilities, Operating, 2023	19
Maturity of Lease Liabilities, Operating, After 2023	162
Maturity of Lease Liabilities, Operating, Total undiscounted lease payments	302
Present value adjustment, Operating	(100)
Present value of lease liabilities, Operating	202
Maturity of Finance Lease Liabilities
Maturity of Lease Liabilities, Finance, 2019	2
Maturity of Lease Liabilities, Finance, 2020	1
Maturity of Lease Liabilities, Finance, 2021	1
Maturity of Lease Liabilities, Finance, 2022	1
Maturity of Lease Liabilities, Finance, 2023	1
Maturity of Lease Liabilities, Finance, After 2023	2
Maturity of Lease Liabilities, Finance, Total undiscounted lease payments	8
Present value adjustment, Finance	(1)
Present value of lease liabilities, Finance	7
Dominion Energy Gas Holdings, LLC
Maturity of Operating Lease Liabilities
Maturity of Lease Liabilities, Operating, 2019	11	[1]
Maturity of Lease Liabilities, Operating, 2020	13	[1]
Maturity of Lease Liabilities, Operating, 2021	11	[1]
Maturity of Lease Liabilities, Operating, 2022	9	[1]
Maturity of Lease Liabilities, Operating, 2023	6	[1]
Maturity of Lease Liabilities, Operating, After 2023	24	[1]
Maturity of Lease Liabilities, Operating, Total undiscounted lease payments	74	[1]
Present value adjustment, Operating	(13)	[1]
Present value of lease liabilities, Operating	61	[1]
Maturity of Finance Lease Liabilities
Maturity of Lease Liabilities, Finance, 2019	1	[1]
Maturity of Lease Liabilities, Finance, 2020	1	[1]
Maturity of Lease Liabilities, Finance, 2021	1	[1]
Maturity of Lease Liabilities, Finance, 2022	1	[1]
Maturity of Lease Liabilities, Finance, After 2023	1	[1]
Maturity of Lease Liabilities, Finance, Total undiscounted lease payments	5	[1]
Present value adjustment, Finance	(1)	[1]
Present value of lease liabilities, Finance	$ 4	[1]

[1]	Includes amounts reflected in discontinued operations.